BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 183,221	$ 359,002	$ 265,795	$ 484,462
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	182,541	319,496	264,950	437,923
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 680	$ 39,506	$ 845	$ 46,539